Segment and geographic information (Schedule of Geographic Areas Based on Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 361,375	$ 337,366	$ 297,662
U.S.
Segment Reporting Information [Line Items]
Revenues	178,450	172,704	154,360
Europe
Segment Reporting Information [Line Items]
Revenues	95,593	84,484	77,019
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	54,400	48,585	38,437
Rest of the world
Segment Reporting Information [Line Items]
Revenues	29,664	28,153	24,991
Israel
Segment Reporting Information [Line Items]
Revenues	$ 3,268	$ 3,440	$ 2,855